Annual
                                                                          Report
                                                              SEPTEMBER 30, 1998

                             [TIP FUND LOGO OMITTED]



--------------------------------------------------------------------------------
                          TIP Target Select Equity Fund
--------------------------------------------------------------------------------

CONTENTS
--------------------------------------------------------------------------------

 2 Total Returns and Fund Investment Objectives
 3 Letter to Shareholders
 8 Financial Statements
17 Report of Independent Auditors
18 Notice to Shareholders

TIP FUNDS
--------------------------------------------------------------------------------
     The TIP Funds offer the TIP Target Select Equity Fund, a no-load mutual fund for individual and institutional investors. The minimum initial investment in the TIP Target Select Equity Fund for regular accounts is $2,500 and $2,000 for individual retirement accounts. The minimum amount for subsequent investments is $500.
     TURNER INVESTMENT PARTNERS, INC., based in Berwyn, Pennsylvania, serves as the investment adviser to the fund. The firm, founded in 1990, invests more than $2.6 billion in equity, fixed-income, and balanced portfolios on behalf of individuals and institutions. Turner Investment Partners advises the TIP Target Select Equity Fund, the Turner Growth Equity Fund, the Turner Midcap Growth Fund, the Turner Small Cap Growth Fund, the Turner Ultra Large Cap Growth Fund, and the Turner Fixed Income Fund. Separate investment firms manage the other five mutual funds in the TIP Funds family.
     Turner also advises three TIP Institutional Funds: the Turner Micro Cap Growth Fund, the Turner Short Duration Government Funds - One Year Portfolio, and the Turner Short Duration Government Funds - Three Year Portfolio.
     Along with Turner, CHARTWELL INVESTMENT PARTNERS, CLOVER CAPITAL MANAGEMENT COMPANY, INC. AND PENN CAPITAL MANAGEMENT COMPANY, INC., currently serve as subadvisers to the TIP Target Select Equity Fund.
     Chartwell Investment Partners, based in Berwyn, Pennsylvania, was founded in 1997 and manages about $2 billion in assets. A team of investment professionals manages the portion of the fund's assets allocated to Chartwell.
     Clover Capital Management, based in Pittsford, New York, was founded in 1984 and manages about $2 billion in assets. The firm was founded by Michael Edward Jones, CFA, and Geoffrey Harold Rosenberger, CFA, who are managing directors of Clover Capital Management. Michael Jones is the portfolio manager of the portion of the fund's assets managed by Clover Capital Management.

     Penn Capital Management Company, based in Cherry Hill, New Jersey, was founded in 1987 and manages about $500 million in assets. The firm was founded by Richard A. Hocker, who is the chief investment officer and the portfolio manager of the portion of the fund's assets managed by Penn Capital.


SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

     TIP Funds shareholders receive annual and semiannual reports and monthly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312. Or they may write to TIP Funds, Box 419805, Kansas City, Missouri 64141.

TOTAL RETURNS*
--------------------------------------------------------------------------------
Periods ended September 30, 1998

                                                                      SINCE
                                                                   INCEPTION**
                                                                  (CUMULATIVE)
--------------------------------------------------------------------------------
TIP TARGET SELECT EQUITY FUND                                         3.50%
S&P 500 Index                                                         6.03%

**Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**The inception date for the TIP Target Select Equity Fund is January 1, 1998.

FUND INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     THE TIP TARGET SELECT EQUITY FUND seeks long-term growth of capital. It invests primarily in U.S. stocks. Each investment firm chosen to manage assets in the fund invests in a maximum of 20 stocks and as few as 10 stocks that it believes have the greatest return potential. Such a focused stock-selection process permits the firms to act on only the investment ideas that they think are the strongest. In the process, the fund provides two levels of diversification: diversification in total holdings and diversification in investment styles.

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------
As of September 30, the TIP Target Select Equity Fund is nine months old. To say that it has been an "eventful" nine months is an understatement, like saying Death Valley is "hot" at mid-day. In the first nine months of Target Select's existence, the stock market rose and fell with an intensity that has caused even veteran market observers' eyes to widen in wonder. For instance, on 56 days this year, the S&P 500 Index has moved up or down more than 1%, an unprecedented record of volatility.
     For much of the year, it appeared as if the S&P 500 was on its way to generating the fourth consecutive year of gains exceeding 20%. From January to mid-July the S&P 500 Index rose nearly 25%. But from mid-July to August things turned ugly, as the S&P 500 dropped so much that nearly all its gains for the year were wiped out. Then the market rallied to finish with a 6.03% return for the entire nine-month period. For small stocks, however, performance was far less agreeable: the Russell 2000 Index staggered to a 16.21% loss.
     The market's upturns were ascribed mainly to recession-free economic conditions, falling interest rates, near-dormant inflation, and a strong dollar.
 The market's downturns were blamed on everything from slowing growth in corporate profits to a worsening Asian financial crisis; from a nuclear-armed Russia that's floundering politically to a scandal-besieged President of the United States who's floundering politically; from jittery investor psychology to plummeting foreign currencies.

WE RODE OUT THE ROLLER COASTER
     For its part, Target Select did a decent job of riding out what has been called the S&P 500 Roller Coaster in the past nine months. Target Select returned 3.50% to underperform the S&P 500 Index by 2.53 percentage points. In a more encouraging measure of relative performance, the fund outperformed the slumping Lipper Domestic Equity Funds Average by 8.40 percentage points.
     Target Select's underperformance versus the S&P 500 can be attributed to two simple, harsh facts of market life:
     First, two of the three firms that manage the fund's money, Chartwell Investment Partners and Penn Capital Management Company, employ a value-investing style, a style that happened to be distinctly out of favor. As the heretofore robust rate of corporate earnings growth slowed markedly, investors gravitated to the stocks of growth companies -- companies with the strongest earnings prospects or the proven ability to generate sustained earnings growth. Indeed, the broad-based Russell 3000 Growth Index surpassed its value counterpart by 8.87 percentage points in the past nine months.
     And second, Penn Capital and, to a lesser extent, Turner Investment Partners were invested in stocks with relatively modest market capitalizations,
i. e., in a significant number of small and mid-sized stocks. That flew in the face of the stock-market rule of recent times: bigger is better. In general, the larger the capitalization segment, the better the result has been; mega-cap stocks have edged large-cap stocks, which in turn have beaten mid-cap stocks, which in turn have outdistanced small-cap stocks.
     On the plus side, both Turner's growth-investing style (which emphasizes stocks of companies with earnings that meet or exceed Wall Street's consensus expectations) and Chartwell's value style (which emphasizes relatively high-yielding stocks of companies that possess long-term earnings power) earned positive returns. Penn Capital had the misfortune to begin managing money for the fund in May, just before the start of what would prove to be the worst quarter for stocks in a decade. That, along with an investment style emphasizing small-cap value stocks, drove Penn Capital's return into the red.

STYLES PROVIDE COUNTERBALANCE
     Altogether, these differing investing styles helped Target Select achieve one of its prime objectives: to inject an element of diversification in a concentrated mutual fund of 40-80 securities via a mix of investment styles that perform differently at a given time, so that when one style is out of favor, the other styles offer a counterbalancing influence. For this period, Turner's style provided a positive counterbalance. In the future, in periods when value stocks are outperforming, Chartwell and Penn Capital's styles figure to provide a like benefit.
     About 75% of Turner's holdings were invested in four sectors: technology, consumer discretionary, health care, and producer durables. The firm's technology investments were the most successful, with positions in blue-chip growth stocks like Cisco Systems, Dell Computer, and Microsoft producing spectacular gains. Its current holdings have strong earnings power--an average rate of earnings per share growth of more than 20% over the past five years.

Chartwell favored financial-services stocks such as Fannie Mae, American General, First American, and Bank of Boston, which accounted for about 20% of its holdings. Its best-performing stocks for the period were Fannie Mae, Pitney Bowes, and American Home Products, each of which rose more than 14%. Its current positions have impressive valuation characteristics: a price/earnings ratio of 17, based on trailing 12-month earnings (versus 26.8 for the S&P 500) and a dividend yield of 2.2% (versus 1.6% for the S&P 500). A key element of Chartwell's strategy is to invest in companies that can generate predictable earnings growth over the next 12 months (an estimated 15%); that can realize improvements in their fundamentals through new management, product innovation, turnaround strategies, or accelerating growth; and that can produce good returns on capital. The firm is avoiding highly cyclical stocks, which do best when the economy is either coming out of a recession or growing strongly, neither of which is the case now.
     Penn Capital has one-third of its portfolio in small oil-services stocks, which are down as much as 80% from their peaks of last year. In Penn Capital's estimation, current holdings Bayard Drilling Technologies, Key Energy Group, and Nabors Industries should benefit from an incipient rise in commodity prices, a winter likely to be colder than last year's, OPEC's adherence to its production quotas, and compelling values.

     Overall, the stocks Penn Capital owns have a price/earnings ratio of 10.3, based on past 12-month earnings, and a price/book-value ratio of 1.1. (Like many small stocks, they pay  no dividend).

HAS THE SMALL-CAP RALLY BEGUN?
     The Penn Capital investment team thinks its holdings will take advantage of any small-cap rally, which may be about to germinate; in September small-cap stocks outperformed their larger brethren. Perhaps after four years of underperformance, the market is at last ready to reward the superior growth prospects of smaller companies. Also, small-cap stocks' valuations are attractive both in absolute and relative terms. For instance, the Russell 2000 stocks are now selling at a price/earnings ratio of 20.6, based on past 12-month earnings, versus an average of 20.8 over the past five years. What's more, they are selling at a 23% discount to the S&P 500 stocks, an unprecedented phenomenon; traditionally, small-cap stocks have commanded a premium multiple in light of the premium growth rates of their issuers.
     Of course, the multiples of not only small-cap stocks but virtually all stocks have been beaten down lately; the August-September decline wiped out more than $2.4 trillion of value from the stock market. In the process, investor psychology has turned increasingly negative. Nevertheless we strongly believe this is no time for us or you, our shareholders, to do anything rash. If the blatant conflict of interest inherent in our roles as equity managers doesn't completely disqualify us from saying so, it's more important than ever for us to stay as close to fully invested as possible and for you to maintain your current commitment to stocks. Doing both of those things is to the benefit of our and your long-term investment performance.

     Why? Because no one can consistently guess where the market is headed, and investors who stay fully invested through market ups and downs have gained more over the long haul than those who have tried to second guess what the market will do next. The market downturns of the past 12 months, if nothing else, have served as a reminder that the occasional, temporarily painful dip is simply the price to be paid for the exceptional wealth-building advantages of stock investing over time.
     Historically, on average, corrections have occurred almost annually; bear markets, about every four years. And human nature being what it is, the pain of even a modest loss in a down market tends to be more acute than the pleasure of a double-digit gain in a rising market. As a result, when the market takes a turn for the worse, some investors tend to overreact to the specter of a loss and reduce or even eliminate their investments in stocks -- a practice that typically proves counterproductive to maximizing their results over the years. What they fail to recognize is that the odds are actually with them in stock investing. In all rolling 12-month periods since 1950, the stock market has advanced 5% or more about 70% of the time. The market has neither gained much nor lost much 17% of the time. And most significantly, the market has lost as much as 5% only 13% of the time.

Or to take a considerably longer but similarly bracing view: since 1801, despite wars, political scandals, civil unrest, corrections, crashes, recessions, depressions, and other assorted worries du jour, the stock market has generated a remarkably consistent total return of 6.8% annually over and above inflation. In short, the direction of the stock market has generally been up.

EARNINGS POWER STOCKS HIGHER
     The reason why the stock market has generally gone up is that corporate earnings -- the prime determinant of stock prices -- have gone irregularly but generally up over time. Does anyone doubt that corporate earnings will be higher five years from now than they are today? And we think investors both here and abroad will continue to embrace the U.S. stock market as a source of high-quality investments, relatively attractive return potential, and stability in an ever-dangerous world roiled by geopolitical conflict and economic flux.
     We thank you for keeping faith with us in these early months of Target Select. As always, we remain committed to our mission of delivering superior investment returns and service to you. And as always, we welcome your questions or comments.


/s/signature omitted

Robert E. Turner
CHAIRMAN AND CHIEF INVESTMENT OFFICER
TURNER INVESTMENT PARTNERS, INC.


/s/signature omitted

Richard A. Hocker
PORTFOLIO MANAGER
PENN CAPITAL MANAGEMENT COMPANY, INC.


/s/signature omitted

Harold A. Ofstie
PORTFOLIO MANAGER
CHARTWELL INVESTMENT PARTNERS

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
                    TIP TARGET SELECT EQUITY FUND, VERSUS THE
               S&P 500 COMPOSITE INDEX, AND THE RUSSELL 3000 INDEX

                              [Line Graph Omitted]
                           Plot points are as follows:


                                     Target   S&P   Russell


                           12/31/97  10,000   10,000   10,000


                            Sep 98   10,350   10,603   10,222



These figures represent past performance. Past performance is no guarantee of future results.The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
(1) The TIP Target Select Equity Fund began operations on January 1, 1998.

SCHEDULE OF INVESTMENTS                                                TIP FUNDS
September 30, 1998

                                                   Market
TIP TARGET SELECT                                   Value
EQUITY FUND                            Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCKS (102.6%)
BANKS (2.8%)
   BankBoston                           361      $  12
   First American                       390         15
                                                 -----
                                                    27
                                                 -----
BROADCASTING, NEWSPAPERS, AND ADVERTISING (1.4%)
True North Communications               650         14
                                                 -----
COMPUTERS AND SERVICES (15.1%)
   Compaq Computer                      700         22
   Compuware*                           400         24
   Documentum*                          600         24
   EMC* 450                              26
   Mercury Interactive*                 625         25
   Microsoft*                           225         25
                                                 -----
                                                   146
                                                 -----
DRUGS (5.1%)
   American Home Products               380         20
   Bristol-Myers Squibb                 145         15
   Zeneca Group                         400         14
                                                 -----
                                                    49
                                                 -----
ENTERTAINMENT (2.7%)
   Alliance Gaming*                  10,225         26
                                                 -----
ENVIRONMENTAL SERVICES (2.5%)
   Waste Management*                    500         24
                                                 -----
FINANCIAL SERVICES (1.3%)
   Fannie Mae                           200         13
                                                 -----
FOOD, BEVERAGE, AND TOBACCO (6.5%)
   Anheuser Busch                       475         26
   Flowers Industries                 1,000         22
   Universal Foods                      730         15
                                                 -----
                                                    63
                                                 -----
GAS/NATURAL GAS (2.9%)
   Enron                                230         12
   Williams                             570         16
                                                 -----
                                                    28
                                                 -----


                                                   Market
                                                    Value
                                       Shares       (000)
--------------------------------------------------------------------------------

INSURANCE (1.8%)
   American General                     260      $  17
                                                 -----
MEDICAL PRODUCTS AND SERVICES (5.8%)
   Baxter International                 310         18
   Unilab                            18,375         38
                                                 -----
                                                    56
                                                 -----
MISCELLANEOUS BUSINESS SERVICES (2.0%)
   Pitney Bowes                         365         19
                                                 -----
MISCELLANEOUS MANUFACTURING (2.3%)
   Tyco International Limited           400         22
                                                 -----
PAPER AND PAPER PRODUCTS (3.3%)
   Drypers*                          10,750         32
                                                 -----
PETROLEUM AND FUEL PRODUCTS (3.7%)
   Bayard Drilling Technologies*        700          3
   Key Energy Group*                  1,460         14
   Nabors Industries*                   840         13
   USX-Marathon Group                   175          6
                                                 -----
                                                    36
                                                 -----
PHOTOGRAPHIC EQUIPMENT AND SUPPLIES (4.9%)
   Eastman Kodak                        400         31
   Xerox                                185         16
                                                 -----
                                                    47
                                                 -----
PRINTING AND PUBLISHING (4.3%)
   McGraw-Hill                          530         42
                                                 -----
RETAIL (14.1%)
   Abercrombie & Fitch, Cl A*           550         24
   Gap                                  450         24
   Home Depot                           650         26
   Safeway*                             575         27
   The Limited                          425          9
   Tricon Global Restaurants*           670         26
                                                 -----
                                                   136
                                                 -----
SEMICONDUCTORS/INSTRUMENTS (6.8%)
   Intel                                775         66
                                                 -----
STEEL AND STEEL WORKS (0.9%)
   AK Steel Holding                     550          9
                                                 -----

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                                TIP FUNDS
September 30, 1998

                                   Shares/Face   Market
TIP TARGET SELECT                    Amount       Value
EQUITYFUND (Concluded)                (000)       (000)
--------------------------------------------------------------------------------
TELEPHONES AND TELECOMMUNICATION (7.7%)
   Clearnet, Cl A*                    6,310      $  50
   Frontier                             500         14
   Sprint                               145         10
                                                 -----
                                                    74
                                                 -----
WHOLESALE (4.7%)
   Exide                              3,960         45
                                                 -----
TOTAL COMMON STOCKS
   (Cost $1,093)                                   991
                                                 -----

REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley,
     5.05%, dated 09/30/98,
     matures 10/01/98, repurchase price
     $2,138(collateralized by U.S.
     Treasury Note, par value
     $2,026, 7.75%, 02/15/01,
     market value $2,191)                $2          2
                                                 -----
TOTAL REPURCHASE AGREEMENT
   (Cost $2)                                         2
                                                 -----
TOTAL INVESTMENTS (102.8%)
   (Cost $1,095)                                $  993
                                                ======

* NON-INCOME PRODUCING SECURITY
CL--CLASS

    The accompanying notes are an integral part of the financial statements.


STATEMENT OF ASSETS AND LIABILITIES (000)                                                                         TIP FUNDS
September 30, 1998

                                                                                                  TIP TARGET
                                                                                                 SELECT EQUITY
                                                                                                     FUND
---------------------------------------------------------------------------------------------------------------------------


Assets:
   Investment Securities at Value (Cost $1,095)................................                     $  993
   Receivable for Investment Securities Sold ..................................                        221
   Other Assets ...............................................................                          1
---------------------------------------------------------------------------------------------------------------------------

     Total Assets ............................................................                       1,215
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Investment Securities Purchased ...............................                         203
   Accrued Expenses ...........................................................                         18
   Capital Shares Redeemed Payable ...........................................                          22
   Other Liabilities ..........................................................                          6
---------------------------------------------------------------------------------------------------------------------------
   Total Liabilities .........................................................                         249
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Portfolio shares (unlimited authorization--no par value) based on
     93,439 outstanding shares of beneficial interest ........................                         999
   Distributions in Excess of Net Investment Income............................                         (1)
   Accumulated Net Realized Gain on Investments ..............................                          70
   Net Unrealized Depreciation of Investments ................................                        (102)
---------------------------------------------------------------------------------------------------------------------------
     Total Net Assets ........................................................                      $  966
===========================================================================================================================


Net Asset Value, Offering Price, and Redemption Price Per Share ..............                      $10.34
===========================================================================================================================



The accompanying notes are an integral part of the financial statements.



STATEMENT OF OPERATIONS (000)                                                                                     TIP FUNDS

                                                                                                 TIP TARGET SELECT
                                                                                                    EQUITY FUND
                                                                                          ------------------------------
                                                                                                      FOR THE
                                                                                                   PERIOD 1/1/98
                                                                                                  THRU 9/30/98(1)
---------------------------------------------------------------------------------------------------------------------------



Investment Income:
   Dividends ...............................................................................         $   6
   Interest ................................................................................             2
---------------------------------------------------------------------------------------------------------------------------

     Total Investment Income................................................................             8
---------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ................................................................             7
   Investment Advisory Fee Waiver ..........................................................            (7)
   Administrator Fees ......................................................................            56
   Administrator Fee Waiver ................................................................           (56)
   Custodian Fees ..........................................................................             4
   Transfer Agent Fees .....................................................................            15
   Professional Fees .......................................................................             9
   Trustee Fees ............................................................................             1
   Registration Fees .......................................................................            14
   Pricing Fees ............................................................................             2
   Printing Fees ...........................................................................             6
   Amortization of Deferred
     Organizational Costs ..................................................................             4
   Insurance and Other Fees ................................................................             1
---------------------------------------------------------------------------------------------------------------------------
     Total Expenses ........................................................................            56
---------------------------------------------------------------------------------------------------------------------------
Less: Reimbursements by Advisor.............................................................           (48)
---------------------------------------------------------------------------------------------------------------------------
     Total Net Expenses ....................................................................             8
---------------------------------------------------------------------------------------------------------------------------
         Net Investment Income .............................................................            --
---------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain From Securities Sold ..................................................            70
   Net Unrealized Depreciation of Investment Securities ....................................          (102)
---------------------------------------------------------------------------------------------------------------------------

   Net Realized and Unrealized Loss on Investments .........................................           (32)
---------------------------------------------------------------------------------------------------------------------------

   Net Decrease in Net Assets Resulting From Operations ....................................         $ (32)
===========================================================================================================================
(1) Commenced operations on January 1, 1998.
Amounts designated as "--" are either $0 or have been rounded to $0.

                         The accompanying notes are an integral part of the financial statements.





STATEMENT OF CHANGES IN NET ASSETS (000)                                                                          TIP FUNDS

                                                                                                  TIP TARGET
                                                                                              SELECT EQUITY FUND
                                                                                             --------------------
                                                                                                    FOR THE
                                                                                                 PERIOD 1/1/98
                                                                                                THRU 9/30/98(1)
---------------------------------------------------------------------------------------------------------------------------

Investment Activities:
   Net Investment Income ..................................................................            $--
   Net Realized Gain on Securities Sold ...................................................             70
   Net Unrealized Depreciation of Investment Securities ...................................           (102)
---------------------------------------------------------------------------------------------------------------------------

     Net Decrease in Net Assets Resulting from Operations .................................            (32)
---------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:
   Net Investment Income ..................................................................             (1)
   Realized Capital Gain ..................................................................             --
---------------------------------------------------------------------------------------------------------------------------

     Total Distributions ..................................................................             (1)
---------------------------------------------------------------------------------------------------------------------------

Capital Share Transactions:
   Proceeds from Shares Issued ............................................................          1,272
   Proceeds from Shares Issued in Lieu of Cash Distributions ..............................              1
   Cost of Shares Redeemed ................................................................           (274)
---------------------------------------------------------------------------------------------------------------------------

     Increase in Net Assets From Capital Share Transactions ...............................            999
---------------------------------------------------------------------------------------------------------------------------

     Total Increase in Net Assets .........................................................            966
---------------------------------------------------------------------------------------------------------------------------

Net Assets:
     Beginning of Period ..................................................................             --
---------------------------------------------------------------------------------------------------------------------------
     End of Period ........................................................................          $ 966
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
   Shares Issued and Redeemed:
   Issued .................................................................................            115
   Issued in Lieu of Cash Distributions ...................................................             --
   Redeemed ...............................................................................            (22)

---------------------------------------------------------------------------------------------------------------------------
     Net Increase in Share Transactions ....................................................            93
===========================================================================================================================

(1) Commenced operations on January 1, 1998.

Amounts designated as "--" are either $0 or have been rounded to $0.

   The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                                   TIP FUNDS
For a Share Outstanding Throughout the Period ended September 30, 1998





          Net                                                                   Net                            Net
         Asset                Realized and    Distributions   Distributions    Asset                          Assets        Ratio
         Value      Net        Unrealized        from Net         from         Value                           End       of Expenses
       Beginning  Investment    Gains on        Investment       Capital        End                         of Period     to Average
       of Period   Income      Investments        Income          Gains       of Period    Total Return(1)    (000)       Net Assets
      ----------  --------    --------------   ----------      ----------    -----------   ---------------  ---------     ----------

------------------------------------------------------------------------------------------------------------------------------------
TIP TARGET SELECT EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------


1998(2)  $10.00      --            0.35          (0.01)             --         $10.34            3.50%         $966           1.30%*


                                       Ratio of Net
                         Ratio of       Investment
      Ratio of Net        Expenses        Income to
       Investment         to Average      Average
         Income           Net Assets      Net Assets    Portfolio
       to Average        (Excluding      (Excluding      Turnover
       Net Assets          Waivers)        Waivers)       Rate
       -----------      ------------    ------------    ---------

 ------------------------------------------------------------------
 TIP Target Select Equity Fund
 ------------------------------------------------------------------


         0.02%*             18.76%*       (17.44)%*      803.02%

  *  Annualized

(1) Returns are for the period indicated and have not been annualized.
(2) The TIP Target Select Equity Fund commenced operations on January 1, 1998.

 Amounts designated as "--" are either $0 or have been rounded to $0.



  The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                          TIP FUNDS
September 30, 1998

1.  ORGANIZATION:
TIP FUNDS (the "Trust") a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with 10 funds (the "Funds"). The financial statement included herein is for the TIP Target Select Equity Fund (the "Target Select Equity Fund") (the "Fund"). The financial statements of the remaining portfolios are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies. The Fund is non-diversified, and may therefore be invested in equity securities of a limited number of issues.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.
     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.
     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.
     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.
     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds on the basis of relative daily net assets.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                              TIP FUNDS
September 30, 1998

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to Shareholders on a quarterly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES:
Organization costs have been capitalized by the Fund and are being amortized over a period of sixty months. In the event any of the initial shares of a Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee of 0.12% of the average daily net assets of the Fund up to $75 million, 0.10%on the next $75 million, 0.09% on the next $150 million, 0.08% on the next $300 million, and 0.075% of such assets in excess on $600 million. There is a minimum annual fee of $75,000 per Fund payable to the Administrator for services rendered to the Fund under the Administration Agreement. During fiscal 1998, the Administrator has voluntarily waived its fee.

DST Systems, Inc., (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated April 30, 1996. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                              TIP FUNDS
September 30, 1998

5.  INVESTMENT ADVISORY AGREEMENT:
The Trust and Turner Investment Partners, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated April 30, 1996, under which the Adviser receives an annual fee equal to 1.05% of the average daily net assets of the Target Select Equity Fund. The Fund currently has three Sub-Advisers--Chartwell Investment Partners, Clover Capital Management, Inc., and Penn Capital Management, Inc. (each a "Sub-Adviser" and collectively, the "Sub-Advisers"). Each Sub-Adviser manages a portion of the Fund's assets, which allocation is determined by the Trustees upon the recommendation of the Adviser. For its services, each of the Sub-Advisers is entitled to receive a fee from Turner Investment Partners, which is calculated daily and paid monthly, at an annual rate of .80% of the average daily net assets of the Fund allocated to it. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses of the Target Select Equity Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.30%. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

6.  INVESTMENT TRANSACTIONS:
The total cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended September 30, 1998 are as follows (000):
                                         TIP TARGET
                                     SELECT EQUITY FUND
                                     -------------------
Purchases ......................          $7,975
Sales ..........................          $6,950

At September 30, 1998, the total cost of securities for Federal income tax purposes was $1,109,061. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at September 30, 1998, is as follows (000):
                                         TIP TARGET
                                     SELECT EQUITY FUND
--------------------------------------------------------------------------------
Aggregate gross unrealized appreciation   $   25
Aggregate gross unrealized depreciation     (141)
                                          -------
Net unrealized depreciation .....         $ (116)
                                          =======

REPORT OF INDEPENDENT AUDITORS                                         TIP FUNDS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
TIP FUNDS

     We have audited the accompanying statement of assets and liabilities including the schedule of investments of the TIP Target Select Equity Fund (one of the funds constituting the TIP Funds) as of September 30, 1998, and the related statement of operations, the statement of changes in net assets, and financial highlights for the nine monthsthen ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TIP Target Select Equity Fund of the TIP Funds at September 30, 1998, the results of its operations, the changes in its net assets, and financial highlights for the nine months then ended, in conformity with generally accepted accounting principles.


                                                            /s/signature omitted



Philadelphia, Pennsylvania
November 2, 1998

                                                  NOTICE TO SHAREHOLDERS
                                                            OF
                                                  TIP TARGET SELECT FUNDS
                                                        (UNAUDITED)

For the shareholders that do not have a September 30, 1998 taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 1998 taxable year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 1998, each portfolio is designating the following items with regard to distributions paid during the year.


                                                                LONG TERM           MID TERM
                                                               (20% RATE)          (28% RATE)          ORDINARY
                                                              CAPITAL GAIN        CAPITAL GAIN          INCOME
           PORTFOLIO                                          DISTRIBUTIONS       DISTRIBUTIONS      DISTRIBUTIONS
          ------------                                      ------------------   --------------      -------------
TIP Funds - Target Select Equity Fund                               0.00%              0.00%            100.00%


                                                               TAX-EXEMPT             TOTAL           QUALIFYING
           PORTFOLIO                                            INTEREST          DISTRIBUTIONS      DIVIDENDS (1)
          ------------                                         -----------        -------------      -------------
TIP Funds - Target Select Equity Fund                               0.00%            100.00%              3.55%



-------------

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".


TRUST
TIP Funds
P.O. Box 419805
Kansas City, MO 64141-6805

INVESTMENT ADVISER
Turner Investment Partners, Inc.

SUBADVISERS
Chartwell Investment Partners
Clover Capital Management, Inc.
Penn Capital Management Company, Inc.

DISTRIBUTOR
SEI Investments Distribution Co.

ADMINISTRATOR
SEI Investments Mutual Funds Services

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
Ernst & Young LLP



[Logo Omitted]



                                     TURNER
--------------------------------------------------------------------------------
                            Investment Partners, Inc.

To open an account, receive account information, make inquiries, or request literature:
1-800-224-6312





THIS REPORT WAS PREPARED FOR SHAREHOLDERS IN THE
TIP FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF
PRECEDED OR ACCOMPANIED BY A TIP FUNDS PROSPECTUS,
WHICH CONTAINSDETAILED INFORMATION.

TIP-F-007-01